BASIS OF PREPARATION (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Right-of-use assets, increase (decrease) in revaluation surplus	£ 40